Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash on hand	¥ 41	¥ 41
Cash at bank	3,298	38
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	¥ 3,339	¥ 79